Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 16, 2016
Registrant Name	dei_EntityRegistrantName	Stone Harbor Investment Funds
Central Index Key	dei_EntityCentralIndexKey	0001391673
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 16, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 16, 2016
Prospectus Date	rr_ProspectusDate	Sep. 16, 2016
Stone Harbor 500 Plus Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STONE HARBOR 500 PLUS FUND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not commenced operations, the Fund’s portfolio turnover rate is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  After one year, the example does not take into consideration the Adviser's current agreement to waive fees.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of the Standard & Poor’s 500 Index (“S&P 500 Index”) by investing its net assets (plus any borrowings made for investment purposes), under normal market conditions, primarily in S&P 500 Index derivatives and various types of fixed income instruments. The Fund typically will seek to gain long exposure to the S&P 500 Index through the use of S&P 500 Index derivatives in an amount, under normal market circumstances, approximately equal to the Fund’s net assets in an attempt to equal or exceed, net of expenses, the daily performance of the S&P 500 Index.  However, since S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the Fund’s assets may be invested in fixed income instruments.   The fixed income instruments will normally be actively managed with a view toward enhancing the Fund’s total return, subject to overall portfolio duration which is typically not expected to exceed two years. In managing the Fund’s investments in fixed income instruments, the Adviser seeks to outperform the cost of obtaining equity exposures, thereby enhancing the Fund’s total return and return versus the benchmark (sometimes referred to as “alpha”). Under normal market conditions, the Fund expects to gain the entirety of its exposure to the S&P 500 Index through the use of S&P 500 derivatives, and not through direct investment in stocks of companies listed on the S&P 500 Index.

The Fund normally will attempt to invest in fixed income instruments that are rated at least investment grade by any of Moody’s Investors Services, Inc., (“Moody’s”)  Standard & Poor’s Rating Services (“S&P”), Fitch Ratings Limited (“Fitch”), DBRS or other qualified ratings agencies or, if unrated, are determined by the Adviser to be of comparable quality. The types of fixed income instruments in which the Fund may invest include, but are not limited to, asset backed securities (“ABS”), residential mortgage backed securities (“RBS”), commercial mortgage back securities (“CMBS”), corporate debt securities, 144A securities, money market instruments including commercial paper and agency discount notes, and derivatives related to these types of securities.  Securities may be denominated in both the U.S dollar and non-U.S. currencies.

Although the Fund is not limited in the types of derivatives it can use, the Fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, including total return swaps, credit default swaps, and credit linked notes.  The Fund may use derivatives to a significant extent.  The Fund may enter into repurchase agreements with broker-dealers, banks and other financial institutions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value, yield and total return.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective.  You may lose money by investing in the Fund.

• Corporate Debt Securities Risk – Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk, market risk and credit risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers.

• Credit Risk – The issuers of the securities in which the Fund invests or the Fund’s counterparties may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest,  principal or other amounts owed to the Fund, thereby reducing the value of the Fund’s portfolio and its income.

• Derivatives Risk – The value of the Fund’s derivative investments may fall because of pricing difficulties or lack of correlation with the underlying investment.  Derivatives, especially over-the-counter derivatives such as swaps and credit linked notes, are subject to the credit risk of the counterparty.  For derivatives traded on exchanges, such as futures and many options, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange itself. The Fund’s investments in derivatives are also subject to the risks associated with the underlying reference instruments. Changes in regulation relating to a mutual fund's use of derivatives and related instruments may impact the Fund’s use of derivatives and certain related instruments, which could prevent the Fund from fully implementing its investment strategy and adversely affect returns.

Even a small investment in derivative contracts can have a large impact on the Fund’s market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings.

• Equity Risk - The market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably.  The values of equity securities may decline due to factors affecting the issuer or general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than bonds and other debt securities.

• Futures Risk - The use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities. These risks include leverage risk, counterparty risk, risk of mispricing or improper valuation and the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index.

• Illiquidity Risk – Many of the Fund’s investments may be or may become illiquid.  Low trading volume, lack of a market maker, large position size, or legal restrictions may limit of prevent the Fund from selling particular securities or closing derivative positions at the desired time or price.

• Index Risk – The Fund’s return may not match or may underperform the return of the targeted index. It is not possible to invest directly in an index.

• Interest Rate Risk – The value of the Fund’s investments may fall if interest rates rise.

• Issuer Risk – The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

• Leverage Risk – Certain investments by the Fund may give rise to leverage, which may magnify gains and losses and increase the volatility of the Fund’s portfolio. Leverage entails a heightened risk of loss in excess of invested capital.

• Managed Portfolio Risk – The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

• Market Risk – The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably , due to factors affecting securities markets generally or particular industries.

• Mortgage-Backed and Other Asset-Backed Securities Risk – Investing in mortgage-backed and other asset-backed securities includes interest rate risk, extension risk, prepayment risk, market risk and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is expected to commence investment operations after the date of the Prospectus; therefore, the Fund currently has no investment performance information to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is expected to commence investment operations after the date of the Prospectus; therefore, the Fund currently has no investment performance information to report.
Stone Harbor 500 Plus Fund | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHERX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (load) on Redemptions	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.90%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.61%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
3 Years	rr_ExpenseExampleYear03	$ 278
Stone Harbor 500 Plus Fund | Distributor Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (load) on Redemptions	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.90%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	$ 357

[1]	Estimated for the current fiscal year.
[2]	The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds).
[3]	Stone Harbor Investment Partners LP, the Fund’s investment adviser (the “Adviser”), has agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.60% and 0.85% of the Fund’s average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2018, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement, provided that the amount of such recovered fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.
[4]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund’s Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.